SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	$ 51,571	$ 48,072
Business combinations		5,607
Foreign currency exchange adjustments	(5,673)	(2,108)
Ending balance	45,898	51,571
Soft Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	35,194	31,058
Business combinations		5,607
Foreign currency exchange adjustments	(3,784)	(1,471)
Ending balance	31,410	35,194
Durum Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	7,355	7,641
Business combinations
Foreign currency exchange adjustments	(848)	(286)
Ending balance	6,507	7,355
Couscous and Pasta [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	9,022	9,373
Business combinations
Foreign currency exchange adjustments	(1,041)	(351)
Ending balance	$ 7,981	$ 9,022